ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 143.4%
	U.S. TREASURY BILLS — 96.9%
121,000	United States Treasury Bill(a)	4.59	06/29/23	$ 119,646
250,000	United States Treasury Bill(a)	4.80	09/28/23	244,191
	TOTAL U.S. TREASURY BILLS (Cost $363,821)			363,837

Shares
	MONEY MARKET FUND - 46.5%
174,418	Fidelity Treasury Portfolio, Class I, 4.70% (Cost $174,418)(a)			174,418

	TOTAL INVESTMENTS - 143.4% (Cost $538,239)			$ 538,255
	LIABILITIES IN EXCESS OF OTHER ASSETS - (43.4)%			(162,988)
	NET ASSETS - 100.0%			$ 375,267

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.